Other non-current financial liabilities	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other non-current financial liabilities	Other non-current financial liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Note	2024	2023
Put options related to acquisitions		1,830	3,596
Liabilities related to share-based payment transactions	25	188	2,373
Lease liabilities non-current	13	14,774	10,243
Other non-current liabilities	17	2,512	2,599
Total		19,304	18,811
The other non-current liabilities relate to a pension liability plan in Sweden and the corresponding revaluation; for further details please refer to Note 17.
Put options related to acquisitions

(EUR thousand)		For the financial year ended March 31
Put options related to acquisitions	Note	2024	2023
Opening balance as of April 1		4,390	15,419
Changes in fair value recognized in income statement		1,210	(10,472)
Exercise of options	31	(2,422)	—
Exchange differences		131	(557)
Closing balance as of March 31		3,309	4,390
Non-current portion		1,830	3,596
Current portion	31	1,479	794
As of March 31, 2024 the put options comprise of EUR1.5 million and EUR1.8 million related to the acquisitions of ZigZag and Yocuda respectively.
The fair value of the put options was derived using an option pricing methodology (Monte Carlo simulations) based on projected revenue or gross profit distribution (depending on the business acquired) and is categorized as Level 3 within the fair value hierarchy due to unobservable inputs utilized in the valuation. The main driver for the valuation of the put options in both cases is the underlying business plan. The top and bottom 5% of extreme values have been excluded from the calculations.